Long-Term Debt - Credit Agreement (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 06, 2019	Jul. 05, 2018	Mar. 31, 2019
Long-Term Debt
Credit Agreement Amendment - February 6, 2019	we amended the Credit Agreement, to, among other things, reset the basket for the repurchase of common units with a limit of $150 million in aggregate during the remaining term of the Credit Agreement, not to exceed $50 million per fiscal quarter, so long as, both immediately before and after giving pro forma effect to the repurchases, the Partnership’s Leverage Ratio (as defined in the Credit Agreement) is less than 3.25x and Revolving Availability (also as defined in the Credit Agreement) is greater than or equal to $200 million. In addition, the amendment decreases the Maximum Total Leverage Indebtedness Ratio beginning September 30, 2019 with a further decrease beginning March 31, 2020 (as presented in the table below), and amends the defined term “Consolidated EBITDA” to exclude the “Gavilon Energy EPA Settlement” (as defined in the Credit Agreement) solely for the two quarters ending December 31, 2018 and March 31, 2019.
Revolving Credit Facility
Long-Term Debt
Maximum borrowing capacity			$ 1,765.0
Credit Agreement Amendment - July 5, 2018		In the amendment, the lenders consented to, subject to the consummation of the Retail Propane disposition, release NGL Propane, LLC and its wholly-owned subsidiaries from its guaranty and other obligations under the loan documents, among other things. In return, the Partnership agreed to use the net proceeds from the Retail Propane disposition to pay down existing indebtedness no later than five business days after the consummation of the Retail Propane disposition.
Financial Covenants in Credit Agreement
Debt instrument, actual leverage ratio			2.63
Debt instrument, actual senior secured leverage ratio			0.58
Debt instrument, actual interest coverage ratio			3.70
Debt instrument, actual total leverage indebtedness ratio			4.48
Revolving Credit Facility | Minimum
Long-Term Debt
Commitment fees charged on unused capacity			0.375%
Financial Covenants in Credit Agreement
Debt instrument, interest coverage ratio March 31, 2019 to October 5, 2021			2.75
Revolving Credit Facility | Maximum
Long-Term Debt
Commitment fees charged on unused capacity			0.50%
Financial Covenants in Credit Agreement
Debt instrument, leverage ratio March 31, 2019 to October 5, 2021			4.50
Debt instrument, senior secured leverage ratio March 31, 2019 to October 5, 2021			3.25
Debt instrument, total leverage indebtedness ratio March 31, 2019 to September 30, 2019			6.50
Debt instrument, total leverage indebtedness ratio September 30, 2019 to March 31, 2020			6.25
Debt instrument, total leverage indebtedness ratio March 31, 2020 to October 5, 2021			6.00
Revolving Credit Facility | LIBOR option
Long-Term Debt
Reference rate			2.49%
Interest rate margin added to variable rate base			1.75%
Revolving Credit Facility | Prime rate
Long-Term Debt
Reference rate			5.50%
Interest rate margin added to variable rate base			0.75%
Revolving Credit Facility
Long-Term Debt
Interest rate			4.39%
Working Capital Facility | Revolving Credit Facility
Long-Term Debt
Maximum borrowing capacity			$ 1,250.0
Working Capital Facility | Letters of credit
Long-Term Debt
Outstanding letters of credit			143.4
Expansion Capital Facility | Revolving Credit Facility
Long-Term Debt
Maximum borrowing capacity			$ 515.0
Letters of credit | Revolving Credit Facility
Long-Term Debt
Fixed interest rate			1.75%